Income Tax Expense (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Deferred Tax Asset
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses	$ 301,810
Resource pools	93,065
Other	7,635
Within one year
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses	0
Resource pools	0
Other	0
One to Five Years
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses	0
Resource pools	0
Other	7,445
After Five Years
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses	270,224
Resource pools	0
Other	0
No Expiry Date
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses	31,586
Resource pools	93,065
Other	$ 190